Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets, net	¥ 682,174			¥ 647,174
Definite-lived intangible assets	197,399			138,270
Less: Accumulated amortization	47,543			33,984
Total	149,856			104,286
Total intangible assets, net	832,030		$ 116,965	751,460
Amortization expenses	13,559	¥ 7,843
Software
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite-lived intangible assets	196,705			137,576
Less: Accumulated amortization	46,849			33,290
Patents
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite-lived intangible assets	694			694
Less: Accumulated amortization	694			694
Automotive Manufacturing Permission
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets, net	647,174			647,174
Insurance Agent License
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets, net	¥ 35,000			¥ 0